Basis of Presentation and Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Nature of Business
1. Basis of Presentation and Nature of Business
On July 2, 2021 (the “Closing Date”), Alight Holding Company, LLC (the “Predecessor” or “Alight Holdings”) completed a business combination (the “Business Combination”) with a special purpose acquisition company. On the Closing Date, pursuant to the Business Combination Agreement, the special purpose acquisition company became a wholly owned subsidiary of Alight, Inc. (“Alight”, “the Company”, “we” “us” “our” or the “Successor”). As of March 31, 2023, Alight owned 92% of the economic interest in the Predecessor, had 100% of the voting power and controlled the management of the Predecessor. The non-voting
ownership percentage held by noncontrolling interest was approximately 8% as of March 31, 2023.
As a result of the Business Combination, for accounting purposes, the Company is the acquirer and Alight Holdings is the acquiree and accounting predecessor. Within this Quarterly Report on Form
10-Q,
there are some instances where we reference activity that relates to this Predecessor period or accounting as a result of the Business Combination.
Basis of Presentation
The accompanying unaudited Condensed Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information and should be read in conjunction with the Consolidated Financial Statements contained in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022, filed with the Securities and Exchange Commission (“SEC”) on March 1, 2023. In the opinion of management, all adjustments, including normal recurring adjustments, considered necessary for a fair presentation have been included. All significant intercompany transactions and balances have been eliminated upon consolidation. The results of operations for interim periods are not necessarily indicative of the results to be expected for future quarters or for the full fiscal year ending December 31, 2023.
Segment Reporting
Effective January 1, 2023, the Company’s former Hosted business revenues and gross margin are reported in Other as the business is no longer core to the Company’s operations. There is no change in composition among the Employer Solutions and Professional Services segments. Additionally, the Company changed its measure of segment profit and loss that is reported to the chief operating decision maker for purposes of making decisions about allocating resources to the Company’s segments and assessing business performance. See Note 12 “Segment Reporting” for additional information.
Nature of Business
We are a leading cloud-based provider of integrated digital human capital and business solutions. We have an unwavering belief that a company’s success starts with its people, and our solutions connect human insights with technology. The Alight Worklife
®
employee engagement platform provides a seamless customer experience by combining content, plus artificial intelligence (“AI”) and data analytics to enable Alight’s business process as a service (“BPaaS”) model. Our mission-critical solutions enable employees to enrich their health, wealth and wellbeing which helps global organizations achieve a high-performance culture. Our solutions include:

•
Employer Solutions:
driven by our digital, software and
AI-led
capabilities powered by the Alight Worklife
®
platform and spanning total employee wellbeing, including integrated benefits administration, healthcare navigation, financial wellbeing, leave of absence management, retiree healthcare and payroll. We leverage data across all interactions and activities to improve the employee experience, reduce operational costs and better inform management processes and decision-making. Our clients’ employees benefit from an integrated platform and user experience, coupled with a full-service customer care center, helping them manage the full life cycle of their health, wealth and careers.

•
Professional Services:
includes our project-based cloud deployment and consulting offerings that provide expertise with both human capital and financial platforms. Specifically, this includes cloud advisory and deployment, and optimization services for cloud platforms such as Workday, SAP SuccessFactors, Oracle, and Cornerstone OnDemand.

1. Basis of Presentation and Nature of Business
Alight is defining the future of employee wellbeing through the power of our integrated health, wealth, wellbeing and payroll solutions powered by Alight Worklife
®
. Alight Worklife
®
is a high-tech employee engagement platform with a human touch – that brings together our mission-critical wellbeing solutions to our clients to drive better outcomes for organizations and individuals.
On July 2, 2021 (the “Closing Date”), Alight Holding Company, LLC (the “Predecessor”) completed a business combination (the “Business Combination”) with a special purpose acquisition company. On the Closing Date, pursuant to the Business Combination Agreement, the special purpose acquisition company became a wholly owned subsidiary of Alight, Inc. (“Alight”, “the Company”, “we” “us” “our” or the “Successor”). As a result of the Business Combination, and by virtue of such series of mergers and related transactions, the combined company is now organized in an
“Up-C”
structure, in which substantially all of the assets and business of Alight are held by the Predecessor, of which Alight is the managing member. Immediately following and as a result of the Business Combination, Alight owned approximately 85% of the economic interest in the Predecessor, had 100% of the voting power and controlled the management of the Predecessor. The non-voting
ownership percentage held by noncontrolling interest was approximately 15%. As of December 31, 2022 Alight owned 88% of the economic interest in the Predecessor, had 100% of the voting power and controlled the management of the Predecessor and the non-voting
ownership percentage held by noncontrolling interest was approximately 12%.
Basis of Presentation
As a result of the prior year Business Combination, for accounting purposes, the Company is the acquirer and Alight Holdings is the acquiree and accounting predecessor. While the Closing Date was July 2, 2021, we determined the impact of one day would be immaterial to the results of operations. As such, we utilized July 1, 2021 as the date of the Business Combination for accounting purposes. Therefore, the financial statement presentation includes the financial statements of Alight Holdings as Predecessor for the periods prior to July 1, 2021 and the Company as Successor for the periods including and after July 1, 2021, including the consolidation of Alight Holdings.
Nature of Business
We are a leading cloud-based provider of integrated digital human capital and business solutions. We have an unwavering belief that a company’s success starts with its people, and our solutions connect human insights with technology. The Alight Worklife
®
employee engagement platform provides a seamless customer experience by combining content, plus artificial intelligence (“AI”) and data analytics to enable Alight’s business process as a service (“BPaaS”) model. Our mission-critical solutions enable employees to enrich their health, wealth and wellbeing which helps global organizations achieve a high-performance culture. Our solutions include:

•
Employer Solutions:
driven by our digital, software and
AI-led
capabilities powered by the Alight Worklife
®
platform and spanning total employee wellbeing and engagement, including integrated benefits administration, healthcare navigation, financial health, employee wellbeing and payroll. These solutions are designed to support employers in effectively managing their workforce through a seamless, integrated platform. We leverage data across all interactions and activities to improve the employee experience, reduce operational costs and better inform management processes and decision-making. In addition, employees benefit from an integrated platform and user experience, coupled with a full-service client care center, helping them manage the full life cycle of their health, wealth and careers.

•
Professional Services:
includes our project-based cloud deployment and consulting offerings that provide expertise with both human capital and financial platforms. Specifically, this includes cloud advisory and deployment, and optimization services for cloud platforms such as Workday, SAP SuccessFactors, Oracle, and Cornerstone OnDemand.